UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of Principal Executive Offices)

404-437-7420

800-595-4922

(Registrant’s Telephone Number)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WorldCommodity Fund

	Schedule of Investments
	December 31, 2006
	(Unaudited)

Shares		Country	Market Value	% Net Assets

	COMMON STOCKS

	Air Transportation
150	Ace Aviation Holdings Class A	Canada	4,869	4.59%

	Agricultural Chemicals- Fertilizer
50	CF Industries Holdings, Inc.	USA	1,282	1.21%

	Agricultural-Grain Wholesale
2,200	AWB, Ltd.	Australia	5,341
750	Saskatchewan Wheat Pool, Inc.	Canada	5,714
			11,055	10.42%
	Agricultural Production
620	Cal Maine Foods, Inc.	USA	5,320
100	Maryborough Sugar Factory Ltd.	Australia	891
11,000	Namoi Cotton Cooperative Ltd.	Australia	4,856
3,700	Queensland Cotton Holdings Ltd.	Australia	9,625
			20,692	19.51%
	Coal
100	Fording Canadian Coal Trust	Canada	2,075
400	International Coal Group, Inc.	USA	2,180
			4,255	4.02%
	Commodity Brokers, Dealers
800	Daiichi Commodities Co. Ltd.	Japan	5,029	4.74%

	Crude Petroleum & Natural Gas
150	Penn West Energy Trust	Canada	4,584	4.32%

	Poultry Proccessing
600	Cagles Inc. Class A	USA	4,890
370	Sanderson Farms, Inc.	USA	11,207
			16,097	15.17%
	Property and Casualty Insurance
1	Berkshire Hathaway, Inc. Class B	USA	3,666	3.46%

TOTAL COMMON STOCKS (Cost $69,401)			71,529	67.44%

	CORPORATE BONDS & NOTES
25,000	ABN AMRO Bank, N.V*:	UK
	Rogers International Commodity Index® -
	Agriculture Excess Return (RICIA) Linked Securities,
	Medium-Term Notes, Series A, 06/29/09		26,842

TOTAL CORPORATE BONDS & NOTES (Cost $24,375)			26,842	25.31%

	MONEY MARKET FUNDS
7,638	Huntington Treasury Market IV, 4.35% (a)		7,638

TOTAL MONEY MARKET FUNDS (Cost $7,638)			7,638	7.20%

TOTAL INVESTMENTS (Cost $101,414)			106,009	99.95%

OTHER ASSETS LESS LIABILITIES			50	0.05%

NET ASSETS			$ 106,059	100.00%

* Non-income producing during the period.
(a) Variable rate security; the rate shown represents the yield as of December 31, 2006.
The accompanying notes are an integral part of these financial statements.

The following information for the Fund is presented on an income tax basis as of December 31, 2006:

	Cost of Investments**		$93,776
	Gross Unrealized Appreciation		$5,584
	Gross Unrealized Depreciation		($989)
			$98,371

**Does not include cost of Money Market Funds

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

*James Llewellyn

President and Treasurer

Date February 28, 2007

* Print the name and title of each signing officer under his or her signature.